Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Income Taxes
Schedule of current and deferred portions of income tax expense

	For the years ended
	August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current	125,739	138,552	36,458	5,324
Deferred	(17,260)	(17,011)	(74,243)	(10,842)
Income tax expense/(benefit)	108,479	121,541	(37,785)	(5,518)

Schedule of reconciliations of the income tax expense

	For the years ended
	August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	318,305	316,069	(788,450)	(115,146)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	79,576	79,017	(197,112)	(28,786)
Non-deductible expenses	40,141	30,961	3,028	442
International tax rate difference	(4,189)	6,000	39,619	5,786
Preferential tax rate	(17,327)	(8,357)	(14,306)	(2,089)
Effect of income tax exemptions	—	(1,232)	(538)	(79)
Equity pick-up	—	(2,698)	—	—
Additional tax deduction for qualified research and development expenses	(2,066)	(5,525)	(4,278)	(625)
Change in valuation allowance	(14,241)	11,006	134,720	19,675
Expired loss	14,950	11,905	—	—
Interest and penalty	1,494	1,605	1,096	160
Outside basis difference	—	(1,583)	—	—
Effect of changes in tax rates on deferred taxes	10,141	442	(14)	(2)
Income tax expense/(benefit)	108,479	121,541	(37,785)	(5,518)

Schedule of components of the Group's deferred tax assets

	For the years ended August 31,
	2019	2020	2020
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	139,060	297,887	43,504
Accrued expenses and other payables	85,007	113,981	16,646
Unrecognized financing expenses of long-term payable	1,281	2,192	320
Fair value changes on financial assets	—	38,265	5,588
Leasing liability	—	353,048	51,559
Impairment of other receivables and investments	—	52,944	7,732
Excessive advertising expense	—	36,230	5,291
Others	16,725	2,050	299
Less: valuation allowance	(131,040)	(325,604)	(47,552)
Non-current deferred tax assets, net	111,033	570,993	83,387
Non-current deferred tax liabilities:
Intangible assets	(42,609)	(67,037)	(9,790)
Unrealized gain on investments	(18,724)	(186)	(27)
Capitalization of bonus	(11,003)	(15,873)	(2,318)
Fair value changes on private equity investments	(3,081)	(3,081)	(450)
Accelerated depreciation of fixed assets	(8,186)	(9,468)	(1,382)
Right-of-use Asset	—	(353,048)	(51,559)
Equity in gain of unconsolidated investees	(1,160)	(1,371)	(200)
Others	(232)	(233)	(34)
Non-current deferred tax liabilities, net	(84,995)	(450,297)	(65,760)
Deferred tax assets, net	26,038	120,696	17,627

Schedule of reconciliation of the unrecognized tax benefit

	For the years ended August 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at September 1	15,991	25,183	3,678
Increase	11,424	5,542	809
Decrease	(2,232)	(4,854)	(709)
Balance at August 31	25,183	25,871	3,778